AB BOND FUNDS (“Bond Funds”)

- AB Income Fund

Class A (Ticker: AKGAX); Class C (Ticker: AKGCX); Advisor Class (Ticker: ACGYX); Class Z (Ticker: ACGZX)

- AB Short Duration Income Portfolio

Class A (Ticker: SHUAX); Class C (Ticker: SHUCX); Advisor Class (Ticker: SHUYX)

- AB Total Return Bond Portfolio

Class A (Ticker: ABQUX); Class C (Ticker: ABQCX); Advisor Class (Ticker: ABQYX); Class R (Ticker: ABQRX); Class K (Ticker: ABQKX); Class I (Ticker: ABQIX); Class Z (Ticker: ABQZX)

- AB Tax-Aware Fixed Income Opportunities Portfolio

Class A (Ticker: ATTAX); Class C (Ticker: ATCCX); Advisor Class (Ticker: ATTYX)

SANFORD C. BERNSTEIN FUND, INC. (“SCB Funds”)

- Short Duration Diversified Municipal Portfolio

Short Duration Diversified Municipal Class (Ticker: SDDMX)

- New York Municipal Portfolio

Class A (Ticker: ANIAX); Class C (Ticker: ANMCX); New York Municipal Class (Ticker: SNNYX); Advisor Class (Ticker: ANIYX)

- California Municipal Portfolio

Class A (Ticker: AICAX); Class C (Ticker: ACMCX); California Municipal Class (Ticker: SNCAX); Advisor Class (Ticker: AICYX)

- Diversified Municipal Portfolio

Class A (Ticker: AIDAX); Class C (Ticker: AIMCX); Diversified Municipal Class (Ticker: SNDPX); Advisor Class (Ticker: AIDYX); Class Z (Ticker: AIDZX)

- Intermediate Duration Portfolio

Intermediate Duration Class (Ticker: SNIDX); Advisor Class (Ticker: IDPYX); Class A (Ticker: ADPAX); Class Z (Ticker: IDPZX)

- Short Duration Plus Portfolio

Class A (Ticker: ADPAX); Class C (Ticker: ADPCX); Short Duration Plus Class (Ticker: SNSDX)

SANFORD C. BERNSTEIN FUND II, INC. (“SCB II”)

- Bernstein Intermediate Duration Institutional Portfolio

Intermediate Duration Institutional Class (Ticker: SIIDX)

AB INFLATION STRATEGIES (“Inflation Strategies”)

- AB Bond Inflation Strategy

Class A (Ticker: ABNAX); Class C (Ticker: ABNCX); Advisor Class (Ticker: ABNYX); Class R (Ticker: ABNRX); Class K (Ticker: ABNKX); Class I (Ticker: ANBIX); Class Z (Ticker: ABNZX); Class 1 (Ticker: ABNOX); Class 2 (Ticker: ABNTX)

- AB Municipal Bond Inflation Strategy

Class A (Ticker: AUNAX); Class C (Ticker: AUNCX); Advisor Class (Ticker: AUNYX); Class 1 (Ticker: AUNOX); Class 2 (Ticker: AUNTX)

AB CORPORATE SHARES (“Corporate Shares”)

- AB Corporate Income Shares

(Ticker: ACISX)

- AB Municipal Income Shares

(Ticker: MISHX)

- AB Taxable Multi-Sector Income Shares

(Ticker: CSHTX)

- AB Tax-Aware Real Return Income Shares

(Ticker: TARRX)

AB MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)

- AB National Portfolio

Class A (Ticker: ALTHX); Class C (Ticker: ALNCX); Advisor Class (Ticker: ALTVX)

- AB High Income Municipal Portfolio

Class A (Ticker: ABTHX); Class C (Ticker: ABTFX); Advisor Class (Ticker: ABTYX); Class Z (Ticker: ABTZX)

- AB Arizona Portfolio

Class A (Ticker: AAZAX); Class C (Ticker: AAZCX); Advisor Class (Ticker: AAZYX)

- AB California Portfolio

Class A (Ticker: ALCAX); Class C (Ticker: ACACX); Advisor Class (Ticker: ALCVX)

- AB Massachusetts Portfolio

Class A (Ticker: AMAAX); Class C (Ticker: AMACX); Advisor Class (Ticker: AMAYX)

- AB Minnesota Portfolio

Class A (Ticker: AMNAX); Class C (Ticker: AMNCX)

BERNSTEIN FUND, INC. (“Bernstein Fund”)

- Small Cap Core Portfolio

SCB Class (Ticker: SCRSX); Advisor Class (Ticker: SCRYX)

THE AB ACTIVE ETFs (“Active ETFs”)

- AB Ultra Short Income ETF

(Ticker: YEAR)

- AB Tax-Aware Short Duration Municipal ETF

(Ticker: TAFI)

- AB New Jersey Portfolio

Class A (Ticker: ANJAX); Class C (Ticker: ANJCX)

- AB New York Portfolio

Class A (Ticker: ALNYX); Class C (Ticker: ANYCX); Advisor Class (Ticker: ALNVX)

- AB Ohio Portfolio

Class A (Ticker: AOHAX); Class C (Ticker: AOHCX)

- AB Pennsylvania Portfolio

Class A (Ticker: APAAX); Class C (Ticker: APACX)

- AB Virginia Portfolio

Class A (Ticker: AVAAX); Class C (Ticker: AVACX); Advisor Class (Ticker: AVAYX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated February 7, 2023 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
Bond Funds	January 31, 2023
SCB Funds	January 27, 2023
SCB II	January 27, 2023
Bernstein Fund	January 27, 2023
Inflation Strategies	January 31, 2023
Corporate Shares	August 31, 2022
Municipal Portfolios	September 30, 2022
Active ETFs	September 13, 2022

* * * * *

The following replaces the chart under the heading “Portfolio Managers” in the Prospectuses and Summary Prospectuses for the following Funds.

AB Income Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Scott A. DiMaggio	Since 2019	Senior Vice President of the Adviser
Gershon M. Distenfeld	Since 2016	Senior Vice President of the Adviser
Fahd Malik	Since 2022	Senior Vice President of the Adviser
Matthew S. Sheridan	Since 2016	Senior Vice President of the Adviser
William Smith	Since February 2023	Senior Vice President of the Adviser

AB Short Duration Income Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Scott A. DiMaggio	Since 2018	Senior Vice President of the Adviser
Gershon M. Distenfeld	Since 2018	Senior Vice President of the Adviser
Fahd Malik	Since 2022	Senior Vice President of the Adviser
Matthew S. Sheridan	Since 2018	Senior Vice President of the Adviser
William Smith	Since February 2023	Senior Vice President of the Adviser

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AB Total Return Bond Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Adviser
Matthew S. Sheridan	Since February 2023	Senior Vice President of the Adviser

AB Tax-Aware Fixed Income Opportunities Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser
Matthew J. Norton	Since 2017	Senior Vice President of the Adviser
Andrew D. Potter	Since 2018	Vice President of the Adviser

AB Bond Inflation Strategy

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Adviser
Michael Rosborough	Since February 2023	Senior Vice President of the Adviser

Intermediate Duration Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Manager
Matthew S. Sheridan	Since February 2023	Senior Vice President of the Manager

Short Duration Plus Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Manager
Matthew S. Sheridan	Since February 2023	Senior Vice President of the Manager

Bernstein Intermediate Duration Institutional Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Manager
Matthew S. Sheridan	Since February 2023	Senior Vice President of the Manager

Small Cap Core Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Samantha Lau	Since 2015	Senior Vice President of the Manager
Erik A. Turenchalk	Since 2020	Senior Vice President of the Manager

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AB Corporate Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Timothy Kurpis	Since February 2023	Senior Vice President of the Adviser
Tiffanie Wong	Since 2019	Senior Vice President of the Adviser

AB Municipal Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser
Matthew J. Norton	Since 2016	Senior Vice President of the Adviser
Andrew D. Potter	Since 2020	Vice President of the Adviser

AB Taxable Multi-Sector Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Scott A. DiMaggio	Since 2010	Senior Vice President of the Adviser
Matthew S. Sheridan	Since February 2023	Senior Vice President of the Adviser

AB Tax-Aware Real Return Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser
Matthew J. Norton	Since 2019	Senior Vice President of the Adviser
Andrew D. Potter	Since 2019	Vice President of the Adviser

AB National Portfolio, AB High Income Municipal Portfolio, AB Arizona Portfolio, AB California Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB New York Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser
Matthew J. Norton	Since 2016	Senior Vice President of the Adviser
Andrew D. Potter	Since 2018	Vice President of the Adviser

Short Duration Diversified Municipal Portfolio, New York Municipal Portfolio, California Municipal Portfolio and Diversified Municipal Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Manager
Matthew J. Norton	Since 2016	Senior Vice President of the Manager
Andrew D. Potter	Since 2018	Vice President of the Manager

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AB Municipal Bond Inflation Strategy

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since September 2022	Senior Vice President of the Adviser
Matthew J. Norton	Since 2016	Senior Vice President of the Adviser
Andrew D. Potter	Since 2017	Vice President of the Adviser

AB Ultra Short Income ETF

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Lucas Krupa	Since September 2022	Senior Vice President of the Adviser
Matthew S. Sheridan	Since September 2022	Senior Vice President of the Adviser

AB Tax Aware Short Duration Municipal ETF

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daryl Clements	Since February 2023	Senior Vice President of the Adviser
Matthew J. Norton	Since September 2022	Senior Vice President of the Adviser
Andrew D. Potter	Since September 2022	Vice President of the Adviser

* * * * *

The following replaces certain information under the heading “Management of the [Fund/Portfolios] – Portfolio Managers” in the Prospectuses for the following Funds.

AB Income Fund

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Income Fund U.S. Investment Grade: Core Fixed Income Investment Team	Scott A. DiMaggio; since 2019; (see above)	(see above)
	Gershon M. Distenfeld; since 2016; (see above)	(see above)
	Fahd Malik; since 2022; (see above)	(see above)
	Matthew S. Sheridan; since 2016; (see above)	(see above)
	William Smith; since February 2023; (see above)	(see above)

AB Short Duration Income Portfolio

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Short Duration Income Portfolio Short Duration Income Investment Team	Scott A. DiMaggio; since 2018; (see above)	(see above)
	Gershon M. Distenfeld; since 2018; (see above)	(see above)
	Fahd Malik; since 2022; (see above)	(see above)
	Matthew S. Sheridan; since 2018; (see above)	(see above)
	William Smith; since February 2023; (see above)	(see above)

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AB Total Return Bond Portfolio

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Total Return Bond Portfolio U.S. Investment Grade Core Fixed Income Team	Michael Canter; since 2016; Senior Vice President of the Adviser, and Director and Chief Investment Officer of Securitized Assets	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2018.

	Matthew S. Sheridan; since February 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2018.

AB Tax-Aware Fixed Income Opportunities Portfolio

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Tax-Aware Fixed Income Opportunities Portfolio Tax-Aware Investment Team	Daryl Clements; since September 2022; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2018.

	Matthew J. Norton; since 2017; Senior Vice President of the Adviser, and Chief Investment Officer—Municipal Bonds	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2018.

	Andrew D. Potter; since 2018; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position as a portfolio manager since prior to 2018.

AB Bond Inflation Strategy

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2018. He is also the Director and Chief Investment Officer—Securitized Assets.

Michael Rosborough; since February 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since 2020. Prior to 2020, he was an investment director, portfolio manager and member of the tactical asset allocation committee at California Public Employees' Retirement System (CalPERS) since prior to 2018.

Intermediate Duration Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Manager	(See above)

Matthew S. Sheridan; since February 2023; Senior Vice President of the Manager	(See above)

Short Duration Plus Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2018, and Director and Chief Investment Officer—Securitized Assets.

Matthew S. Sheridan; since February 2023; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2018.

Bernstein Intermediate Duration Institutional Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2018. He is also Director and Chief Investment Officer—Securitized Assets.

Matthew S. Sheridan; since February 2023; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2018.

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Small Cap Core Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Samantha Lau; since 2015; Senior Vice President of the Manager	Senior Vice President of the Manager, with which she has been associated in a similar capacity since prior to 2018.

Erik A. Turenchalk; since 2020; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a similar capacity since prior to 2018.

AB Corporate Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Timothy Kurpis; since February 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity and as a trader since prior to 2017.

Tiffanie Wong; since 2019; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity since prior to 2017.

AB Municipal Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Daryl Clements; since September 2022; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2017.

Matthew J. Norton; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017. He is also Chief Investment Officer—Municipal Bonds.

Andrew D. Potter; since 2020; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

Matthew S. Sheridan; since February 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

AB Taxable Multi-Sector Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Scott A. DiMaggio; since 2010; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

Matthew S. Sheridan; since February 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

AB Tax-Aware Real Return Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Daryl Clements; since September 2022; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2017.

Matthew J. Norton; since 2019; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017. He is also Chief Investment Officer—Municipal Bonds.

Andrew D. Potter; since 2019; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

AB National Portfolio, AB High Income Municipal Portfolio, AB Arizona Portfolio, AB California Portfolio, AB Massachusetts Portfolio, AB Minnesota Portfolio, AB New Jersey Portfolio, AB New York Portfolio, AB Ohio Portfolio, AB Pennsylvania Portfolio and AB Virginia Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Daryl Clements; since September 2022; Senior Vice President	Senior Vice President of the Adviser, with which he has been associated since prior to 2017.

Matthew J. Norton; since 2016; Senior Vice President	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

Andrew D. Potter; since 2018; Vice President	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2017.

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AB Municipal Bond Inflation Strategy

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Daryl Clements; since September 2022; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2018.

Matthew J. Norton; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2018. He is also Chief Investment Officer—Municipal Bonds.

Andrew D. Potter; since 2017; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2018.

Short Duration Diversified Municipal Portfolio, New York Municipal Portfolio, California Municipal Portfolio and Diversified Municipal Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Daryl Clements; since September 2022; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated since prior to 2018.

Matthew J. Norton; since 2016; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity since prior to 2018. He is also Chief Investment Officer - Municipal Bonds.

Andrew D. Potter; since 2018; Vice President of the Manager	Vice President of the Manager, with which he has been associated since prior to 2018.

AB Ultra Short Income ETF

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Ultra Short Income ETF Ultra Short Income Investment Team	Lucas Krupa; since September 2022; Senior Vice President of the Adviser	Senior Vice President of the Adviser and Money Markets Associate on the Fixed Income Cash Management Team, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

	Matthew S. Sheridan; since September 2022; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

AB Tax-Aware Short Duration Municipal ETF

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Tax-Aware Short Duration Municipal ETF Tax-Aware Investment Team	Daryl Clements; since February 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

	Matthew J. Norton; since September 2022; Senior Vice President of the Adviser, and Chief Investment Officer—Municipal Bonds	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

	Andrew D. Potter; since September 2022; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

* * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

__________________

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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